OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2020
OTHER INCOME
Schedule of other income

	01.01.2020	01.01.2019	01.01.2018
Details	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$
Gain on disposal of Property, plant and equipment	16,005	265,514	1,984,547
Recovery AFIP claim	—	—	232,617
Recovery PIS and COFINS credits (1)	6,744,341	40,281,550	—
Others	1,595,952	400,094	392,004
Total	8,356,298	40,947,158	2,609,168
(1)	See Note 6 for more information regarding recovery